Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Namib Minerals
Entity Central Index Key	0002026514
Entity File Number	001-42685
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	May 27, 2024
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Suite 210, 2nd Floor
Entity Address, Address Line Two	Windward III, Regatta Office Park
Entity Address, Address Line Three	PO Box 500
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	1106
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	54,084,183
Ordinary shares, par value $0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	NAMM
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Ordinary Share at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	NAMMW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Tulani Sikwila
Contact Personnel Email Address	info@namibminerals.com
Entity Address, Address Line One	Suite 210, 2nd Floor
Entity Address, Address Line Two	Windward III, Regatta Office Park
Entity Address, Address Line Three	PO Box 500
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	1106
Entity Phone Fax Numbers [Line Items]
City Area Code	(345)
Local Phone Number	769-4909